Other provisions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Discount on the provisions	£ 2,000,000	£ 2,000,000
Short term legal proceedings	156,000,000
Legal proceedings and other disputes provision estimated	37,000,000	0
Pension augmentations arising from staff redundancies	£ 21,000,000	18,000,000
Period for amounts provided are expected to be utilised	2 years
Provision for employee benefits	£ 7,000,000	6,000,000
Onerous property lease provisions	6,000,000	38,000,000
Disabled employees [member]
Disclosure of other provisions [line items]
Provision for employee benefits	87,000,000	£ 108,000,000
Legal and other disputes [member]
Disclosure of other provisions [line items]
Charges on other provisions	£ 117,000,000